Related Party Transactions (Details)	3 Months Ended	9 Months Ended		9 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	9 Months Ended		3 Months Ended		12 Months Ended	3 Months Ended		12 Months Ended	3 Months Ended	9 Months Ended
	Sep. 30, 2012 USD ($)	Sep. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2012 Fresenius SE [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] EUR (€)	Sep. 30, 2012 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Services Provided To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Operating Lease Agreements [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2011 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 Fresenius SE [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 General Partner [Member] USD ($)	Sep. 30, 2012 General Partner [Member] EUR (€)	Sep. 30, 2012 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2011 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Dec. 31, 2010 General Partner [Member] Services Provided By Related Party [Member] USD ($)	Sep. 30, 2012 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2011 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Dec. 31, 2010 APP Inc [Member] Purchases From Related Party [Member] USD ($)	Sep. 30, 2012 Equity Method Investees [Member] Sales To Related Party [Member] USD ($)	Sep. 30, 2012 Fresenius SE Subsidiary [Member] USD ($)
Related Party Transactions [Line Items]
FSE ownership percentage	$ 30.30%
Amount of transaction						60,634,000	51,357,000	44,607,000	4,396,000	4,918,000	4,746,000	18,779,000	19,442,000	15,135,000	16,802,000	14,579,000	11,468,000	35,572,000	39,350,000	33,443,000			12,243,000	9,772,000	8,773,000	12,820,000	18,900,000	23,365,000	655,000
Due to related parties	$ 126,752,000	$ 126,752,000	$ 111,226,000	$ 50,815,000	€ 39,300,000																$ 1,940,000	€ 1,500,000								$ 41,856,000
Interest rate				1.365%	1.365%																1.335%	1.335%								6.121%
Date of repayment		May 23, 2014		Oct. 31, 2012	Oct. 31, 2012																Aug. 19, 2011	Aug. 19, 2011								Apr. 14, 2013